Hedging activities and derivatives	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about hedges [abstract]
Hedging activities and derivatives
53.
Hedging activities and derivatives

Derivatives designated as hedging instruments

The Group uses certain types of derivative financial instruments (viz. forwards contracts, swaps, call options and call spreads) to manage / mitigate its exposure to foreign exchange and interest risk. Further, the Group designates such derivative financial instruments (or its components) as hedging instruments for hedging the exchange rate fluctuation and interest risk attributable to either a recognised item or a highly probable forecast transaction (‘Cash flow hedge’).

The effective portion of changes in the fair value of derivative financial instruments (or its components) that are designated and qualify as cash flow hedges, are recognised in the other comprehensive income and held in hedge reserve - a component of equity. Any gains / (losses) relating to the ineffective portion, are recognised immediately in the statement of profit or loss within other income / other expenses. The amounts accumulated in equity for highly probable forecast transaction are added to carrying value of non financial asset or non financial liability as basis adjustment, other amounts accumulated in equity are re-classified to the statement of profit or loss in the years when the hedged item affects profit or loss.

At any point of time, when a forecast transaction is no longer expected to occur, the cumulative gains / (losses) that were reported in equity is immediately transferred to the statement of profit or loss.

Cash flow hedges

Hedge has been taken against exposure to foreign currency risk and variable interest outflow on external commercial borrowings, buyer’s credit, foreign letter of credits and highly probable forecast transactions. Terms of the derivative contracts and their respective impact on OCI and statement of profit or loss is as below:-

- Buyers credit / suppliers credit (included in long term / short term interest-bearing loans and borrowings)

Pay fixed INR and receive USD

- Loan (included in long term interest-bearing loans and borrowings)

Pay fixed INR and receive USD and pay fixed interest at 4.07% to 10.19% p.a. and receive a variable interest at 3 months LIBOR plus 2% p.a. to 6 months LIBOR plus 3.24% p.a. and fixed interest at 3.73% p.a. on the notional amount.

- Senior secured notes (included in long term interest-bearing loans and borrowings)

Pay fixed INR and receive USD and pay fixed interest in INR at 4.56% to 7.18% p.a. and receive a fixed interest in USD at 4.50% to 6.45% on the notional amount.

The cash flow hedges through Cross Currency Swap (CCS) of USD 578 (March 31, 2021: USD 360), CCS of EURO 41 (March 31, 2021: Nil), Coupon Only Swap (COS) of USD 1,735 (March 31, 2021: USD 1,206), Principal Only Swap (POS) of USD 159 (March 31, 2021: USD 64) and Call Spread of USD 699 (March 31, 2021: USD 299), foreign currency call options of USD 980 (March 31, 2021: USD 1,016) and foreign currency forwards of USD 709 and CNH 2,580 outstanding at the year ended March 31, 2022 were assessed to be highly effective and a mark to market gain of INR 763 (March 31, 2021: INR 4,884, March 31, 2020: INR 516) with a deferred tax liability of INR 228 (March 31, 2021: INR 144, March 31, 2020: INR 1,675) is included in OCI.

- All of the cash flow hedges were fully effective during the years ended March 31, 2022, 2021 and 2020.

- All of the underlying foreign currency and floating interest rate exposure is fully hedged with cash flow hedges as at March 31, 2022 and 2021.

The expiry dates of cash flow hedge deals range between April 29, 2022 to March 31, 2027.

	March 31, 2021		March 31, 2022
	Assets	Liabilities	Assets	Liabilities
	(INR)	(INR)	(INR)	(INR)
Derivative contracts designated as hedging instruments	2,691	1,070	3,593	4,209

Hedge reserve movement

	For the year ended March 31,
a) Cash flow hedge reserve	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Opening balance (after non-controlling interest)	(429)	(300)	(4,061)	(54)
Gain / (loss) recognised on cash flow hedges	1,373	(5,104)	1,878	25
(Gain) / loss reclassified to profit or loss (under head finance costs)	8	(58)	(212)	(3)
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	559	(9)	907	12
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	280	106	1,629	21
Income tax relating on cash flow hedges	(2,157)	1,365	411	5
Closing balance	(366)	(4,000)	552	7
Less: Non-controlling interest movement	66	(61)	116	2
Closing balance (after non-controlling interest)	(300)	(4,061)	668	9

b) Cost of hedge reserve on cash flow hedges

Opening balance (after non-controlling interest)	(82)	(785)	(1,161)	(15)
Effective portion of changes in fair value	(2,119)	(2,354)	(6,128)	(81)
Amount reclassified to profit or loss as option premium amortisation (under head finance costs)	1,119	1,773	4,740	62
Amount transferred to property, plant and equipment	—	42	—	—
Tax effect	301	167	338	4
Closing balance	(781)	(1,157)	(2,211)	(29)
Less: Non-controlling interest movement	(4)	(4)	215	3
Closing balance (after non-controlling interest)	(785)	(1,161)	(1,996)	(26)

c) Total Hedge reserve movement (a+b)

Opening balance (after non-controlling interest)	(511)	(1,085)	(5,222)	(69)
OCI for the year	(636)	(4,072)	3,563	47
Attributable to non-controlling interests	62	(65)	331	4
Closing balance (after non-controlling interest)	(1,085)	(5,222)	(1,328)	(18)